Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Separate [member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares outstanding (in Shares)	103,010,803	103,010,803
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares outstanding (in Shares)	16,990,000	16,990,000